Long-Term Debt - Schedule of Bonds Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Original currency	$ 4,856,323	$ 4,007,580	$ 3,752,113
Borrowings	52,840
Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings		28,147
Series C Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings		28,147
Colombian, Pesos [member] | Series A Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	75,000
Colombian, Pesos [member] | SeriesB Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	158,630
Colombian, Pesos [member] | Series C Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	$ 266,370
Borrowings		$ 90,566